Business Segments Information (Results Of Operations By Business Segments ) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended										36 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2013 Process Management [Member]	Sep. 30, 2012 Process Management [Member]	Sep. 30, 2013 Industrial Automation [Member]	Sep. 30, 2012 Industrial Automation [Member]	Sep. 30, 2011 Industrial Automation [Member]	Sep. 30, 2013 Network Power [Member]	Sep. 30, 2012 Network Power [Member]	Sep. 30, 2013 Network Power [Member]	Sep. 30, 2013 Climate Technologies [Member]	Sep. 30, 2012 Climate Technologies [Member]	Sep. 30, 2013 Commercial & Residential Solutions [Member]	Sep. 30, 2012 Commercial & Residential Solutions [Member]	Sep. 30, 2013 Sales Revenue, Segment [Member]	Sep. 30, 2012 Sales Revenue, Segment [Member]	Sep. 30, 2011 Sales Revenue, Segment [Member]	Sep. 30, 2013 Segments total [Member]	Sep. 30, 2012 Segments total [Member]	Sep. 30, 2011 Segments total [Member]	Sep. 30, 2013 Operating Segments [Member] Process Management [Member]	Sep. 30, 2012 Operating Segments [Member] Process Management [Member]	Sep. 30, 2011 Operating Segments [Member] Process Management [Member]	Sep. 30, 2013 Operating Segments [Member] Industrial Automation [Member]	Sep. 30, 2012 Operating Segments [Member] Industrial Automation [Member]	Sep. 30, 2011 Operating Segments [Member] Industrial Automation [Member]	Sep. 30, 2013 Operating Segments [Member] Network Power [Member]	Sep. 30, 2012 Operating Segments [Member] Network Power [Member]	Sep. 30, 2011 Operating Segments [Member] Network Power [Member]	Sep. 30, 2013 Operating Segments [Member] Climate Technologies [Member]	Sep. 30, 2012 Operating Segments [Member] Climate Technologies [Member]	Sep. 30, 2011 Operating Segments [Member] Climate Technologies [Member]	Sep. 30, 2013 Operating Segments [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2012 Operating Segments [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2011 Operating Segments [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2013 Corporate, Non-Segment [Member]	Sep. 30, 2012 Corporate, Non-Segment [Member]	Sep. 30, 2011 Corporate, Non-Segment [Member]	Sep. 30, 2013 Corporate, Non-Segment [Member] Differences In Accounting Methods [Member]	Sep. 30, 2012 Corporate, Non-Segment [Member] Differences In Accounting Methods [Member]	Sep. 30, 2011 Corporate, Non-Segment [Member] Differences In Accounting Methods [Member]	Sep. 30, 2013 Corporate, Non-Segment [Member] Corporate And Other [Member]	Sep. 30, 2012 Corporate, Non-Segment [Member] Corporate And Other [Member]	Sep. 30, 2011 Corporate, Non-Segment [Member] Corporate And Other [Member]	Sep. 30, 2013 Intersegment Eliminations [Member]	Sep. 30, 2012 Intersegment Eliminations [Member]	Sep. 30, 2011 Intersegment Eliminations [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Process Management [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Process Management [Member]	Sep. 30, 2011 Intersegment Eliminations [Member] Process Management [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Industrial Automation [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Industrial Automation [Member]	Sep. 30, 2011 Intersegment Eliminations [Member] Industrial Automation [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Network Power [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Network Power [Member]	Sep. 30, 2011 Intersegment Eliminations [Member] Network Power [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Climate Technologies [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Climate Technologies [Member]	Sep. 30, 2011 Intersegment Eliminations [Member] Climate Technologies [Member]	Sep. 30, 2013 Intersegment Eliminations [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2012 Intersegment Eliminations [Member] Commercial & Residential Solutions [Member]	Sep. 30, 2011 Intersegment Eliminations [Member] Commercial & Residential Solutions [Member]
Segment Reporting Information [Line Items]
Net sales	$ 6,812	$ 6,344	$ 5,960	$ 5,553	$ 6,700	$ 6,484	$ 5,919	$ 5,309	$ 24,669	$ 24,412	$ 24,222													$ 25,391	$ 25,129	$ 24,937				$ 8,610	$ 7,899	$ 7,000	$ 4,885	$ 5,188	$ 5,294	$ 6,155	$ 6,399	$ 6,811	$ 3,876	$ 3,766	$ 3,995	$ 1,865	$ 1,877	$ 1,837										$ 722	$ 717	$ 715	$ 6	$ 13	$ 7	$ 631	$ 619	$ 640	$ 39	$ 38	$ 24	$ 44	$ 45	$ 42	$ 2	$ 2	$ 2
Segment Earnings									3,196	3,115	3,631																4,260	4,158	4,072	1,809	1,599	1,402	777	871	830	554	624	756	716	668	709	404	396	375							(1,067)	(1,045)	(449)
Differences in accounting methods, Earnings																																																221	226	231
Interest expense, net									(218)	(224)	(223)																																		(218)	(224)	(223)
Assets, Total	24,711				23,818				24,711	23,818	23,861																20,485	20,853	21,178	6,878	6,607	5,915	3,606	3,619	3,818	6,603	7,212	7,945	2,245	2,260	2,229	1,153	1,155	1,271							4,226	2,965	2,683
Increase (decrease) in incentive stock compensation expense									121
Goodwill impairment									$ 528	$ 592	$ 19					$ 19	$ 528	$ 592	$ 1,100